united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Emile Molineaux

Gemini Fund Services, LLC.,80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 6/30

Date of reporting period: 3/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Day Hagan Tactical Allocation Fund of ETFs
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value

	EXCHANGE-TRADED FUNDS - 80.7%
	DEBT FUNDS - 26.5%
11,114	First Trust Enhanced Short Maturity ETF	$ 666,062
58,706	iShares Core U.S. Aggregate Bond ETF	6,506,973
80,000	SPDR Barclays 1-3 Month T-Bill ETF *	3,655,200
		10,828,235
	EQUITY FUNDS - 54.2%
14,400	iShares Core S&P Small-Cap ETF	1,621,008
38,350	iShares MSCI Eurozone ETF	1,318,857
124,000	iShares MSCI Japan ETF	1,414,840
7,900	iShares MSCI Mexico Capped ETF	424,230
84,312	iShares Russell 1000 Growth ETF	8,412,651
49,300	iShares Russell Mid-Cap Growth ETF	4,543,488
24,150	SPDR Consumer Discretionary Select Sector Fund	1,909,057
20,000	SPDR S&P Regional Banking ETF	752,800
33,000	SPDR Technology Select Sector Fund	1,463,880
23,392	VanEck Vectors Vietnam ETF	327,488
		22,188,299

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,549,586)	33,016,534

	SHORT-TERM INVESTMENTS - 19.8%
8,110,972	Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.18%**	8,110,972
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,110,972)

	TOTAL INVESTMENTS - 100.5% (Cost $40,660,558) (a)	$ 41,127,506
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(224,434)
	TOTAL NET ASSETS - 100.0%	$ 40,903,072

* Non-income producing security
** Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $40,660,558 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 757,978
	Unrealized Depreciation:	(291,030)
	Net Unrealized Appreciation:	$ 466,948

See accompanying notes to financial statements.

Day Hagan Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value

	COMMON STOCK - 77.9%
	BANKS - 2.0%
20,230	Northern Trust Corp.	$ 1,318,389

	BEVERAGES - 8.4%
36,661	Coca-Cola Co.	1,700,704
38,117	Coca-Cola Enterprises, Inc.	1,934,057
19,207	PepsiCo, Inc.	1,968,333
		5,603,094
	COMPUTERS - 2.0%
11,901	Accenture PLC	1,373,375

	DIVERSIFIED FINANCIAL SERVICES - 10.7%
35,087	Franklin Resources, Inc.	1,370,147
96,517	Janus Capital Group, Inc.	1,412,044
32,931	SEI Investments Co.	1,417,680
17,755	T Rowe Price Group, Inc.	1,304,282
21,354	Visa, Inc. - Cl. A	1,633,154
		7,137,307
	FOOD - 2.6%
37,606	Sysco Corp.	1,757,328

	MEDIA - 2.2%
9,595	FactSet Research Systems, Inc.	1,453,930

	OFFICE/BUSINESS EQUIPMENT - 2.6%
155,469	Xerox Corp.	1,735,034

	OIL & GAS - 9.6%
2,164	California Resources Corp.	2,230
14,029	Chevron Corp.	1,338,367
23,469	Exxon Mobil Corp.	1,961,774
27,324	Occidental Petroleum Corp.	1,869,781
17,331	Schlumberger Ltd.	1,278,161
		6,450,313
	RETAIL - 13.4%
52,658	Bob Evans Farms, Inc.	2,458,602
14,270	Cracker Barrel Old Country Store, Inc.	2,178,601
17,818	McDonald's Corp.	2,239,366
25,652	Yum! Brands, Inc.	2,099,616
		8,976,185

See accompanying notes to financial statements.

Day Hagan Tactical Dividend Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016
Shares		Value
	SOFTWARE - 12.5%
55,084	CA, Inc.	$ 1,696,036
24,282	Fidelity National Information Services, Inc.	1,537,294
20,555	Jack Henry & Associates, Inc.	1,738,336
30,818	Microsoft Corp.	1,702,078
41,677	Oracle Corp.	1,705,006
		8,378,750
	TRANSPORTATION - 11.9%
32,581	CH Robinson Worldwide, Inc.	2,418,488
39,738	Expeditors International of Washington, Inc.	1,939,612
28,440	Forward Air Corp.	1,288,901
21,901	United Parcel Service, Inc. - Cl. B	2,309,899
		7,956,900

	TOTAL COMMON STOCK ( Cost - $48,241,843)	52,140,605

	SHORT-TERM INVESTMENTS - 22.5%
15,057,757	Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.18%*	15,057,757
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,057,757)

	TOTAL INVESTMENTS - 100.4% (Cost $63,299,600) (a)	$ 67,198,362
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(269,033)
	TOTAL NET ASSETS - 100.0%	$ 66,929,329

* Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $63,309,940 and differs from value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 4,103,668
	Unrealized Depreciation:	(215,246)
	Net Unrealized Appreciation:	$ 3,888,422

See accompanying notes to financial statements.

Day Hagan Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Day Hagan Funds
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Fund’s assets and liabilities measured at fair value:

Day Hagan Tactical Allocation Fund of ETFs
Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 33,016,534	$ -	$ -	$ 33,016,534
Short-Term Investments	8,110,972	-	-	8,110,972
Total	$ 41,127,506	$ -	$ -	$ 41,127,506

Day Hagan Tactical Dividend Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 52,140,605	$ -	$ -	$ 52,140,605
Short-Term Investments	15,057,757	-	-	15,057,757
Total	$ 67,198,362	$ -	$ -	$ 67,198,362

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 5/26/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 5/26/2016

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 5/26/2016